Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Balance, Beginning	$ 0	$ 9,000	$ 0
Add:
Excess Of Subscription Price Over Fair Value Of Flow Through Common Shares	402,000		12,000
Foreign Currency Translation Adjustment	2,000
Less:
Income Tax Recovery	(206,000)	(9,000)	(3,000)
Balance, Ending	$ 198,000	$ 0	$ 9,000